TEMPORARY EQUITY (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021
SCHEDULE OF PREFERRED STOCK REDEMPTION LIABILITY

In measuring the preferred stock redemption liability at April 6, 2021 (redemption date) and January 31, 2022 (issuance date), the Company used the following inputs in its binomial model:

	April 6, 2022	January 31, 2022
Exercise Price	$20.00	$20.00
Stock Price	$9.04	$10.88
Volatility %	96%	105%
Risk Free Rate	1.25%	1.00%

SUMMARY OF STOCKHOLDERS EQUITY

A summary of the changes in stockholders’ equity for the nine months ended July 31, 2022 and 2021 is presented below (in thousands, except share data):

	Preferred Stock		Common Stock		Additional Paid-In	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity
Balance at November 1, 2020	-	$-	975,897	$1	$440,917	$(410,738)	$30,180
Stock-based compensation	-	-	-	-	236	-	236
Advaxis public offerings, net of offering costs	-	-	383,333	1	8,549	-	8,550
Warrant exercises	-	-	92,375	-	2,586	-	2,586
Net loss	-	-	-	-	-	(3,977)	(3,977)
Balance at January 31, 2021	-	$-	1,451,605	$2	$452,288	$(414,715)	$37,575
Stock-based compensation	-	-	69	-	215	-	215
Stock option exercises	-	-	4	-	-	-	-
Advaxis public offerings, net of offering costs	-	-	230,794	-	13,683	-	13,683
Warrant exercises	-	-	137,968	-	1,185	-	1,185
Issuance of shares to employees under ESPP Plan	-	-	12	-	-	-	-
Net loss	-	-	-	-	-	(5,107)	(5,107)
Balance at April 30, 2021	-	$-	1,820,452	$2	$467,371	$(419,822)	$47,551
Stock-based compensation	-	-	-	-	60	-	60
Net loss	-	-	-	-	-	(3,334)	(3,334)
Balance at July 31, 2021	-	$-	1,820,452	$2	$467,431	$(423,156)	$44,277

	Preferred Stock		Common Stock		Additional Paid-In	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity
Balance at November 1, 2021	-	$-	1,820,452	$2	$467,486	$(428,600)	$38,888
Stock-based compensation	-	-	-	-	26	-	26
Net loss	-	-	-	-	-	(365)	(365)
Balance at January 31, 2022	-	$-	1,820,452	$2	$467,512	$(428,965)	$38,549
Stock-based compensation	-	-	-	-	23	-	23
Accretion of discount and redemption feature of convertible preferred stock	-	-	-	-	(1,025)	-	(1,025)
Convertible preferred stock redemption	-	-	-	-	44	-	44
Net loss	-	-	-	-	-	(2,440)	(2,440)
Balance at April 30, 2022	-	$-	1,820,452	$2	$466,554	$(431,405)	$35,151
Stock-based compensation	-	-	-	-	25	-	25
Fractional shares cashed out	-	-	(4,501)	-	(18)	-	(18)
Net loss	-	-	-	-	-	(6,963)	(6,963)
Balance at July 31, 2022	-	-	1,815,951	2	466,561	(438,368)	28,195

Ayala Pharmaceuticals Inc [Member]
SCHEDULE OF MINIMUM RENTAL PAYMENTS UNDER OPERATING LEASES
Year ended December 31,

2022	103
2023	409
2024	145
$657

Year ended December 31,	(in thousands)
2022	360
2023	360
2024	120
$840